Note 8 - Other Liabilities - Schedule of Other Liabilities (Details) - CAD ($) $ in Thousands	Jan. 31, 2026	Oct. 31, 2025	Jan. 31, 2025
Statement Line Items [Line Items]
Accounts payable and other	$ 7,089	$ 12,518	$ 6,324
Current income tax liability	1,015	126	4,351
Deferred income tax liability	49	33	118
Derivative instruments (note 12)	1,248	416	881
Lease obligations	3,809	2,668	2,852
Cash collateral and amounts held in escrow	5,296	4,996	5,950
Cash reserves on structured receivable program	235,313	290,666	189,699
Other liabilities	$ 253,819	$ 311,423	$ 210,175